Calvert
Global Energy Solutions Fund
June 30, 2025
Schedule of Investments (Unaudited)

Common Stocks — 98.9%

Security	Shares	Value
Austria — 0.8%
Verbund AG	14,750	$ 1,133,190
		$ 1,133,190
Belgium — 1.5%
Elia Group SA	10,644	$ 1,229,322
Umicore SA(1)	57,882	854,206
		$ 2,083,528
Brazil — 2.8%
Auren Energia SA	547,800	$ 1,025,404
Energisa SA	123,800	1,101,032
Engie Brasil Energia SA	134,500	1,124,155
Sao Martinho SA	227,552	735,876
		$3,986,467
Canada — 5.6%
Boralex, Inc., Class A(1)	44,409	$1,031,835
Brookfield Renewable Corp.	38,119	1,249,541
Brookfield Renewable Partners LP	49,654	1,266,008
Cameco Corp.(1)	14,414	1,070,452
Canadian Solar, Inc.(1)(2)	48,796	538,708
Innergex Renewable Energy, Inc.	97,475	982,087
NFI Group, Inc.(2)	44,588	590,687
Northland Power, Inc.(1)	74,484	1,168,880
		$7,898,198
Chile — 2.1%
Enel Americas SA	10,747,094	$1,046,879
Enel Chile SA	13,818,753	1,023,178
Sociedad Quimica y Minera de Chile SA ADR(2)	23,508	829,127
		$2,899,184
China — 5.1%
BYD Co. Ltd., Class H(1)	52,500	$817,426
China Datang Corp. Renewable Power Co. Ltd., Class H	3,043,000	946,487
China Everbright Environment Group Ltd.	1,246,037	606,936
Flat Glass Group Co. Ltd., Class H	471,000	530,411
Li Auto, Inc. ADR(1)(2)	25,392	688,377
NIO, Inc. ADR(1)(2)	183,520	629,474
Xinyi Solar Holdings Ltd.(1)	1,968,000	626,479
XPENG, Inc. ADR(2)	35,862	641,212
Yadea Group Holdings Ltd.(3)	358,000	574,435
Zhejiang Leapmotor Technology Co. Ltd.(2)(3)	86,100	601,507
Zhuzhou CRRC Times Electric Co. Ltd., Class H	129,700	522,997
		$7,185,741
Denmark — 2.9%
NKT AS(2)	8,117	$658,563
Novonesis (Novozymes), Class B	10,159	729,384
Orsted AS(2)(3)	29,402	1,266,598
Security	Shares	Value
Denmark (continued)
Rockwool AS, Class B	13,005	$ 609,574
Vestas Wind Systems AS	50,774	762,674
		$ 4,026,793
Finland — 1.0%
Neste OYJ(1)	105,025	$ 1,423,315
		$ 1,423,315
France — 4.5%
Alstom SA(2)	31,150	$ 727,070
Cie de Saint-Gobain SA	7,168	842,062
Danone SA	8,301	679,215
Dassault Systemes SE	18,790	680,981
Engie SA	32,919	773,689
Legrand SA	6,305	845,050
Nexans SA	6,122	801,120
Schneider Electric SE	3,505	941,040
		$6,290,227
Germany — 6.0%
Bayerische Motoren Werke AG	7,939	$707,042
Daimler Truck Holding AG	16,235	770,253
Deutsche Post AG	15,874	735,281
Evonik Industries AG	28,833	595,649
Infineon Technologies AG	20,594	878,788
KION Group AG	12,780	713,862
Mercedes-Benz Group AG	11,790	686,888
Nordex SE(2)	31,818	631,353
Siemens AG	3,719	955,256
Siemens Energy AG(2)	9,454	1,104,992
SMA Solar Technology AG(2)	22,308	560,551
		$8,339,915
Hong Kong — 0.5%
MTR Corp. Ltd.	182,500	$656,250
		$656,250
India — 1.6%
Olectra Greentech Ltd.	32,440	$443,686
Siemens Energy India Ltd.(2)	13,141	455,997
Siemens Ltd.	15,841	600,697
Suzlon Energy Ltd.(2)	903,249	713,624
		$2,214,004
Ireland — 0.5%
Kingspan Group PLC	8,123	$692,156
		$692,156
Italy — 3.2%
Enel SpA	77,300	$733,632
ERG SpA(1)	44,538	973,850
Prysmian SpA	10,960	775,959

Calvert
Global Energy Solutions Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
Italy (continued)
Snam SpA	117,783	$ 713,022
Terna - Rete Elettrica Nazionale(1)	69,242	711,875
Webuild SpA(1)	136,754	579,792
		$ 4,488,130
Japan — 4.9%
Azbil Corp.	69,100	$ 655,250
Central Japan Railway Co.	32,500	726,524
Daikin Industries Ltd.	6,600	774,732
East Japan Railway Co.	34,300	737,825
Fuji Electric Co. Ltd.	16,000	736,830
GS Yuasa Corp.	39,200	731,459
Mitsubishi Electric Corp.	43,300	931,338
Nidec Corp.	36,200	703,478
Toyota Motor Corp.	46,700	804,314
		$6,801,750
Netherlands — 0.5%
Signify NV(1)(3)	24,080	$653,832
		$653,832
New Zealand — 2.5%
Contact Energy Ltd.(1)	205,654	$1,128,595
Mercury NZ Ltd.	295,812	1,083,943
Meridian Energy Ltd.	341,516	1,229,162
		$3,441,700
Norway — 1.2%
Norsk Hydro ASA	128,577	$736,283
Scatec ASA(2)(3)	109,023	1,007,216
		$1,743,499
Portugal — 1.0%
EDP SA	315,760	$1,371,749
		$1,371,749
Singapore — 0.5%
City Developments Ltd.	189,000	$771,574
		$771,574
South Korea — 3.1%
CS Wind Corp.	15,524	$538,613
Doosan Fuel Cell Co. Ltd.(2)	42,432	704,539
LG Chem Ltd.	5,151	804,484
LG Display Co. Ltd.(2)	99,044	656,910
LG Energy Solution Ltd.(2)	3,626	796,064
LS Electric Co. Ltd.	3,600	795,762
		$4,296,372
Spain — 4.7%
Acciona SA	6,856	$1,236,578
Construcciones y Auxiliar de Ferrocarriles SA(1)	9,056	498,442
Security	Shares	Value
Spain (continued)
Corp. ACCIONA Energias Renovables SA(1)	43,391	$ 1,004,211
EDP Renovaveis SA(1)	106,734	1,194,322
Iberdrola SA	38,867	747,725
Redeia Corp. SA	34,463	737,430
Solaria Energia y Medio Ambiente SA(2)	100,968	1,171,516
		$ 6,590,224
Sweden — 2.4%
AddTech AB, Class B(1)	19,363	$ 660,115
Castellum AB	57,267	753,642
Fabege AB(1)	82,453	738,004
Munters Group AB(1)(3)	41,184	603,564
Nibe Industrier AB, Class B(1)	157,629	673,022
		$3,428,347
Switzerland — 2.1%
ABB Ltd.	14,935	$895,037
Accelleron Industries AG	11,026	776,989
Landis & Gyr Group AG	9,657	680,621
Stadler Rail AG	21,029	519,327
		$2,871,974
Taiwan — 5.0%
Advanced Energy Solution Holding Co. Ltd.	17,000	$618,158
Chroma ATE, Inc.	62,000	938,733
Chung-Hsin Electric & Machinery Manufacturing Corp.	126,000	699,643
Delta Electronics, Inc.	67,000	948,114
E Ink Holdings, Inc.	92,000	696,333
Everlight Electronics Co. Ltd.	189,000	454,322
Simplo Technology Co. Ltd.	52,000	685,616
Sinbon Electronics Co. Ltd.	91,000	682,223
Taiwan High Speed Rail Corp.	608,000	587,846
Voltronic Power Technology Corp.	15,000	647,032
		$6,958,020
United Kingdom — 3.8%
Croda International PLC	17,018	$683,239
Drax Group PLC	120,996	1,153,192
Firstgroup PLC	207,083	655,698
Johnson Matthey PLC	29,252	697,488
Linde PLC	1,506	706,585
SSE PLC	57,298	1,442,770
		$5,338,972
United States — 29.1%
AAON, Inc.	6,671	$491,986
Acuity, Inc.	2,559	763,452
AECOM	6,459	728,963
AES Corp.	70,317	739,735
Alaska Air Group, Inc.(2)	13,821	683,863
Alphabet, Inc., Class A	4,099	722,367
Ameresco, Inc., Class A(2)	32,287	490,440

Calvert
Global Energy Solutions Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Security	Shares	Value
United States (continued)
Applied Materials, Inc.	4,526	$ 828,575
Aptiv PLC(2)	10,523	717,879
Array Technologies, Inc.(1)(2)	86,084	507,896
Autodesk, Inc.(2)	2,396	741,730
Bloom Energy Corp., Class A(1)(2)	37,354	893,508
BorgWarner, Inc.	22,296	746,470
Clearway Energy, Inc., Class C	35,584	1,138,688
Corning, Inc.	14,307	752,405
CRH PLC	7,725	709,155
Cummins, Inc.	2,190	717,225
Darling Ingredients, Inc.(2)	22,770	863,894
Eaton Corp. PLC	2,712	968,157
EnerSys	7,956	682,386
Enphase Energy, Inc.(2)	17,028	675,160
Equinix, Inc.	792	630,012
FedEx Corp.	3,253	739,439
First Solar, Inc.(2)	5,089	842,433
GE Vernova, Inc.	2,066	1,093,224
General Mills, Inc.	12,978	672,390
HA Sustainable Infrastructure Capital, Inc.(1)	21,867	587,348
Hubbell, Inc.	2,105	859,703
Installed Building Products, Inc.	3,783	682,151
International Business Machines Corp.	2,739	807,402
Itron, Inc.(2)	6,147	809,130
Johnson Controls International PLC	8,106	856,156
MasTec, Inc.(2)	4,880	831,698
Microsoft Corp.	1,550	770,985
Modine Manufacturing Co.(2)	6,830	672,755
MYR Group, Inc.(2)	4,118	747,211
NextEra Energy, Inc.	9,970	692,117
NEXTracker, Inc., Class A(2)	13,192	717,249
ON Semiconductor Corp.(2)	19,304	1,011,723
Ormat Technologies, Inc.	15,174	1,270,974
Owens Corning	5,116	703,552
Power Integrations, Inc.	13,219	738,942
Quanta Services, Inc.	2,624	992,082
Rockwell Automation, Inc.	2,248	746,718
Shoals Technologies Group, Inc., Class A(2)	116,000	493,000
SolarEdge Technologies, Inc.(1)(2)	31,927	651,311
Stanley Black & Decker, Inc.	10,844	734,681
TopBuild Corp.(2)	2,352	761,436
Trane Technologies PLC	1,978	865,197
Universal Display Corp.	5,063	782,031
Waste Management, Inc.	2,922	668,612
Whirlpool Corp.(1)	9,086	921,502
XPLR Infrastructure LP	100,918	827,528
		$40,744,626
Total Common Stocks (identified cost $154,465,454)		$138,329,737

Short-Term Investments — 3.5%

Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.23%(4)	425,935	$ 425,935
Total Affiliated Fund (identified cost $425,935)		$ 425,935
Securities Lending Collateral — 3.2%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.35%(5)	4,494,787	$ 4,494,787
Total Securities Lending Collateral (identified cost $4,494,787)		$ 4,494,787
Total Short-Term Investments (identified cost $4,920,722)		$ 4,920,722

Total Investments — 102.4% (identified cost $159,386,176)	$143,250,459
Other Assets, Less Liabilities — (2.4)%	$ (3,316,296)
Net Assets — 100.0%	$139,934,163

The percentage shown for each investment category in the Schedule of Investments is based on net assets.
(1)	All or a portion of this security was on loan at June 30, 2025. The aggregate market value of securities on loan at June 30, 2025 was $14,232,406 and the total market value of the collateral received by the Fund was $16,184,035, comprised of cash of $4,494,787 and U.S. government and/or agencies securities of $11,689,248.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At June 30, 2025, the aggregate value of these securities is $4,707,152 or 3.4% of the Fund's net assets.
(4)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of June 30, 2025.
(5)	Represents investment of cash collateral received in connection with securities lending.

Calvert
Global Energy Solutions Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

At June 30, 2025, the concentration of the Fund’s investments in the various sectors, determined as a percentage of net assets, was as follows:
Economic Sectors	% of Net Assets
Industrials	37.4%
Utilities	27.7
Information Technology	14.0
Consumer Discretionary	7.6
Materials	5.3
Consumer Staples	2.1
Real Estate	2.1
Energy	1.8
Communication Services	0.5
Financials	0.4
Total	98.9%

Abbreviations:
ADR	– American Depositary Receipt

Calvert
Global Energy Solutions Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at June 30, 2025.
Affiliated Investments
At June 30, 2025, the value of the Fund's investment in funds that may be deemed to be affiliated was $425,935, which represents 0.3% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended June 30, 2025 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$100,183	$22,350,429	$(22,024,677)	$ —	$ —	$425,935	$7,085	425,935

(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
U.S. generally accepted accounting principles (U.S. GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the market value of the Fund's holdings as of June 30, 2025, based on the inputs used to value them:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Austria	$ —	$1,133,190	$ —	$1,133,190
Belgium	—	2,083,528	—	2,083,528
Brazil	3,986,467	—	—	3,986,467
Canada	7,898,198	—	—	7,898,198
Chile	2,899,184	—	—	2,899,184
China	1,959,063	5,226,678	—	7,185,741
Denmark	—	4,026,793	—	4,026,793
Finland	—	1,423,315	—	1,423,315
France	—	6,290,227	—	6,290,227
Germany	—	8,339,915	—	8,339,915
Hong Kong	—	656,250	—	656,250
India	455,997	1,758,007	—	2,214,004
Ireland	—	692,156	—	692,156
Italy	—	4,488,130	—	4,488,130
Japan	—	6,801,750	—	6,801,750
Netherlands	—	653,832	—	653,832
New Zealand	—	3,441,700	—	3,441,700
Norway	—	1,743,499	—	1,743,499
Portugal	—	1,371,749	—	1,371,749
Singapore	—	771,574	—	771,574
South Korea	—	4,296,372	—	4,296,372
Spain	—	6,590,224	—	6,590,224

Calvert
Global Energy Solutions Fund
June 30, 2025
Schedule of Investments (Unaudited) — continued

Asset Description (continued)	Level 1	Level 2	Level 3	Total
Sweden	$ —	$3,428,347	$ —	$3,428,347
Switzerland	—	2,871,974	—	2,871,974
Taiwan	—	6,958,020	—	6,958,020
United Kingdom	706,585	4,632,387	—	5,338,972
United States	40,744,626	—	—	40,744,626
Total Common Stocks	$58,650,120	$79,679,617(1)	$ —	$138,329,737
Short-Term Investments:
Affiliated Fund	$425,935	$ —	$ —	$425,935
Securities Lending Collateral	4,494,787	—	—	4,494,787
Total Investments	$63,570,842	$79,679,617	$ —	$143,250,459

(1)	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent annual or semi-annual financial statements.